SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Amortization methods	Declining-balance and straight-line method
Computer hardware
Property, Plant and Equipment [Line Items]
Amortization rate	(30.00%)
Computer software
Property, Plant and Equipment [Line Items]
Amortization rate	(50.00%)
Office furniture
Property, Plant and Equipment [Line Items]
Amortization rate	(20.00%)
Equipment
Property, Plant and Equipment [Line Items]
Amortization rate	(30.00%)